Supplemental Cash Flow Information - Disclosure of Changes in Working Capital and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ 55	$ 0
Unbilled revenue	(6)	(28)
EI assets - finance leases receivable	1	52
Inventories	(20)	36
Inventories - WIP related to EI assets - finance leases receivable	35	(35)
Income taxes receivable	(8)	0
Prepayments	(3)	9
Net assets held for sale	0	2
Accounts payable and accrued liabilities and provisions	(22)	(7)
Income taxes payable	1	23
Deferred revenue	(18)	74
Other current liabilities	0	(6)
Foreign currency and other	4	(14)
Net change in working capital and other	19	106
Interest paid - short- and long-term borrowings	72	87
Interest paid - lease liabilities	4	4
Total interest paid	76	91
Interest received	4	4
Taxes paid	$ 100	$ 45